Financial expenses, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Finance cost of sale of receivables	R$ 3,195,130	R$ 2,463,298	R$ 690,344
Finance cost Bonds	402,231	385,681	118,560
Finance cost Other interest on borrowings and financing	293,210	548,009	381,916
Finance Cost Foreign exchange (gains) and losses	(13,580)	(3,958)	(4,368)
Finance Cost Other	122,474	121,709	82,606
Financial expenses, net	R$ 3,999,465	R$ 3,514,739	R$ 1,269,058